Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 3 — PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

February 29, 2020
Leasehold improvements	$52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(42,537)

Net, property plant and equipment	$252,966

Depreciation expense for the nine months ended February 29, 2020 and February 28, 2019 was $37,240 and $0, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2019
Leasehold improvements	14,818
Property and equipment	107,711

Total cost	122,529

Less accumulated depreciation	(5,298)

Net, property plant and equipment	$117,231

Depreciation expense for the years ended May 31, 2019 and 2018 was $5,298 and $0, respectively.